Revenue	12 Months Ended
Dec. 31, 2019
Revenue [abstract]
Disclosure of revenue
11.	Revenue

2017
€
Revenue
Revenue from sale of rights	468,629
Revenue from services	401,573
Other revenue	84,396

954,598

11.1	Disaggregated revenue information
Starting from January 1, 2018, the Group has disaggregated the revenue into categories which are the same as segment disaggregation from the respective of monitoring mechanism of the revenue.

	2019	2018
	€	€
Geographical markets
Europe	637,688	768,790
America	184,552	188,663
Asia	167,428	128,956
Oceania	27,102	23,530
Africa	13,310	19,247

Total revenue from contracts with customers	1,030,080	1,129,186

Most of the revenue generated by the Group is recognized over time through the satisfaction of the performance obligation.

11.2	Contract balances

	December 31, 2019	December 31, 2018
	€	€
Trade receivables	133,556	166,097
Contract assets – current (See Note 22)	53,541	39,714
Contract assets – non-current (See Note 22)	10,268	9,077
Contract liabilities – current (See Note 33)	199,900	185,681
Contract liabilities – non-current (See Note 33)	17,271	13,485
Set out below is the amount of revenue recognized from:

	2019	2018
	€	€
Amounts included in contract liabilities at the beginning of the year	189,009	183,892
Performance obligations satisfied in previous years	995	3,726

	190,004	187,618

11.3	Performance obligations
Information about the Group’s performance obligations are summarized in Note 2.3 e.
The transaction price allocated to the remaining performance obligations (unsatisfied or partially satisfied) as at December 31, 2019 and 2018 are as follows:

	December 31, 2019	December 31, 2018
	€	€
Within one year	472,244	475,320
More than one year	748,684	968,487

	1,220,928	1,443,807